Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans
Accumulated Other Comprehensive Income, Pension and Other Post-retirement Benefits
Beginning balance	3,333,000	53,000
Current year net actuarial gain (loss)	(18,011,000)	3,298,000
Current year prior service loss	82,000
Amortization of net actuarial loss	(23,000)	(2,000)
Foreign exchange	234,000	(16,000)
Ending balance	(14,385,000)	3,333,000
Other Postretirement Benefit Plans, Defined Benefit
Accumulated Other Comprehensive Income, Pension and Other Post-retirement Benefits
Beginning balance	821,000	0
Current year net actuarial gain (loss)	(9,644,000)	857,000
Current year prior service loss	0
Amortization of net actuarial loss	(26,000)	(32,000)
Foreign exchange	(234,000)	(4,000)
Ending balance	(9,083,000)	821,000